Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of lease liability and right of use asset
	Buildings	Vehicles	Total
	Thousands USD	Thousands USD	Thousands USD
Balance as at January 1, 2019	1,687	204	1,891
Depreciation	706	136	842
Additions	1,525	99	1,624
Balance as at January 1, 2020	2,506	167	2,673

Depreciation	740	116	856
Disposals	-	69	69
Additions	1,312	109	1,421
Balance as at December 31, 2020	3,078	91	3,169

Schedule of maturity analysis of the group's lease liabilities
December 31, 2020
Thousands USD
Less than one year	1,148
One to five years	2,618
Total	3,766

Current maturities of lease liability	1,148

Long-term lease liability	2,618